Putnam Equity Income Fund
Fund summary
Goal
Putnam Equity Income Fund seeks capital growth and current income.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 12 of the fund's prospectus and in How to buy shares beginning on page II-1 of the fund's statement of additional information (SAI).
Shareholder fees (fees paid directly from your investment)
Shareholder Fees Putnam Equity Income Fund	Class A		Class B		Class C		Class M		Class R	Class Y
Share class	Class A		Class B		Class C		Class M		Class R	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none		none		3.50%		none	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%	[1]	5.00%	[2]	1.00%	[3]	0.65%	[1]	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over six years.
[3]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Putnam Equity Income Fund	Class A	Class B	Class C	Class M	Class R	Class Y
Share class	Class A	Class B	Class C	Class M	Class R	Class Y
Management fees	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	0.75%	0.50%
Other expenses	0.34%	0.34%	0.34%	0.34%	0.34%	0.34%
Acquired fund operating expenses	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%
Total annual fund operating expenses	1.12%	1.87%	1.87%	1.62%	1.37%	0.87%

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund's operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example Putnam Equity Income Fund (USD $)	Class A	Class B	Class C	Class M	Class R	Class Y
Share class	Class A	Class B	Class C	Class M	Class R	Class Y
1 year	683	690	290	509	139	89
3 years	911	888	588	843	434	278
5 years	1,156	1,211	1,011	1,200	750	482
10 years	1,860	1,995	2,190	2,205	1,646	1,073

Expense Example, No Redemption Putnam Equity Income Fund (USD $)	Class B	Class C
Share class	Class B (no redemption)	Class C (no redemption)
1 year	190	190
3 years	588	588
5 years	1,011	1,011
10 years	1,995	2,190

Portfolio turnover
The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund's shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund's turnover rate in the most recent fiscal year was 71%.
Investments
We invest mainly in common stocks of midsize and large U.S. companies, with a focus on value stocks that offer the potential for capital growth, current income, or both. Value stocks are issued by companies that we believe are currently undervalued by the market. If we are correct and other investors recognize the value of the company, the price of its stock may rise. We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.
Risks

It is important to understand that you can lose money by investing in the fund.

The prices of stocks in the fund's portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. Value stocks may fail to rebound, and the market may not favor value-style investing. Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund's performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Annual total returns for class A shares before sales charges

Best calendar quarter Q2 2009 18.09% Worst calendar quarter Q4 2008 -19.20%
Average annual total returns after sales charges (for periods ending 12/31/11)
Average Annual Total Returns Putnam Equity Income Fund	Share class	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	10 years
before taxes Class A	Class A	before taxes		(4.09%)	(0.52%)	4.28%
before taxes Class B	Class B	before taxes		(3.95%)	(0.43%)	4.11%
before taxes Class C	Class C	before taxes		(0.03%)	(0.08%)	4.11%
before taxes Class M	Class M	before taxes		(2.27%)	(0.54%)	4.00%
before taxes Class R	Class R	before taxes		1.48%	0.41%	4.63%
before taxes Class Y	Class Y	before taxes		2.03%	0.93%	5.16%
after taxes on distributions Class A	Class A	after taxes on distributions		(4.39%)	(1.21%)	3.47%
after taxes on distributions and sale of fund shares Class A	Class A	after taxes on distributions and sale of fund shares		(2.28%)	(0.60%)	3.54%
Russell 1000 Value Index		Russell 1000 Value Index	(no deduction for fees, expenses, or taxes)	0.39%	(2.64%)	3.89%

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance does not reflect conversion to class A shares.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov 30, 2011
Registrant Name	dei_EntityRegistrantName	PUTNAM EQUITY INCOME FUND/NEW/
Central Index Key	dei_EntityCentralIndexKey	0000216934
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar 29, 2012
Document Effective Date	dei_DocumentEffectiveDate	Mar 30, 2012
Prospectus Date	rr_ProspectusDate	Mar 30, 2012
Putnam Equity Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund summary
Objective [Heading]	rr_ObjectiveHeading	Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Putnam Equity Income Fund seeks capital growth and current income.
Fees and expenses	peif216934_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 12 of the fund's prospectus and in How to buy shares beginning on page II-1 of the fund's statement of additional information (SAI).
Expenses Breakpoint Discounts	peif216934_ExpensesBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 12 of the fund's prospectus and in How to buy shares beginning on page II-1 of the fund's statement of additional information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Expense Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund's operating expenses remain the same. Your actual costs may be higher or lower.
Portfolio turnover	peif216934_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund's shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund's turnover rate in the most recent fiscal year was 71%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	71.00%
Strategy [Heading]	rr_StrategyHeading	Investments
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	We invest mainly in common stocks of midsize and large U.S. companies, with a focus on value stocks that offer the potential for capital growth, current income, or both. Value stocks are issued by companies that we believe are currently undervalued by the market. If we are correct and other investors recognize the value of the company, the price of its stock may rise. We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.
Risk [Heading]	rr_RiskHeading	Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is important to understand that you can lose money by investing in the fund.

The prices of stocks in the fund's portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. Value stocks may fail to rebound, and the market may not favor value-style investing. Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is important to understand that you can lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance	peif216934_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund's performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund's performance year to year and over time.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the impact of sales charges. If it did, performance would be lower.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please remember that past performance is not necessarily an indication of future results.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Monthly performance figures for the fund are available at putnam.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	putnam.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual total returns for class A shares before sales charges
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best calendar quarter Q2 2009 18.09% Worst calendar quarter Q4 2008 -19.20%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.09%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.20%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total returns after sales charges (for periods ending 12/31/11)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance does not reflect conversion to class A shares.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for class A shares only and will vary for other classes.
Putnam Equity Income Fund | Class A
Shareholder fees	rr_ShareholderFeesAbstract
Share class	rr_ShareholderFeesColumnName	Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class A
Management fees	rr_ManagementFeesOverAssets	0.48%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.34%
Acquired fund operating expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.12%
Expense Example	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class A
1 year	rr_ExpenseExampleYear01	683
3 years	rr_ExpenseExampleYear03	911
5 years	rr_ExpenseExampleYear05	1,156
10 years	rr_ExpenseExampleYear10	1,860
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(12.87%)
2003	rr_AnnualReturn2003	26.61%
2004	rr_AnnualReturn2004	12.19%
2005	rr_AnnualReturn2005	5.68%
2006	rr_AnnualReturn2006	19.27%
2007	rr_AnnualReturn2007	3.44%
2008	rr_AnnualReturn2008	(31.28%)
2009	rr_AnnualReturn2009	27.20%
2010	rr_AnnualReturn2010	12.37%
2011	rr_AnnualReturn2011	1.77%
Putnam Equity Income Fund | Class B
Shareholder fees	rr_ShareholderFeesAbstract
Share class	rr_ShareholderFeesColumnName	Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[2]
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class B
Management fees	rr_ManagementFeesOverAssets	0.48%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.34%
Acquired fund operating expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.87%
Expense Example	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class B
1 year	rr_ExpenseExampleYear01	690
3 years	rr_ExpenseExampleYear03	888
5 years	rr_ExpenseExampleYear05	1,211
10 years	rr_ExpenseExampleYear10	1,995
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Share class	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B (no redemption)
1 year	rr_ExpenseExampleNoRedemptionYear01	190
3 years	rr_ExpenseExampleNoRedemptionYear03	588
5 years	rr_ExpenseExampleNoRedemptionYear05	1,011
10 years	rr_ExpenseExampleNoRedemptionYear10	1,995
Putnam Equity Income Fund | Class C
Shareholder fees	rr_ShareholderFeesAbstract
Share class	rr_ShareholderFeesColumnName	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[3]
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class C
Management fees	rr_ManagementFeesOverAssets	0.48%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.34%
Acquired fund operating expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.87%
Expense Example	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class C
1 year	rr_ExpenseExampleYear01	290
3 years	rr_ExpenseExampleYear03	588
5 years	rr_ExpenseExampleYear05	1,011
10 years	rr_ExpenseExampleYear10	2,190
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Share class	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C (no redemption)
1 year	rr_ExpenseExampleNoRedemptionYear01	190
3 years	rr_ExpenseExampleNoRedemptionYear03	588
5 years	rr_ExpenseExampleNoRedemptionYear05	1,011
10 years	rr_ExpenseExampleNoRedemptionYear10	2,190
Putnam Equity Income Fund | Class M
Shareholder fees	rr_ShareholderFeesAbstract
Share class	rr_ShareholderFeesColumnName	Class M
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.50%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	0.65%	[1]
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class M
Management fees	rr_ManagementFeesOverAssets	0.48%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses	rr_OtherExpensesOverAssets	0.34%
Acquired fund operating expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.62%
Expense Example	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class M
1 year	rr_ExpenseExampleYear01	509
3 years	rr_ExpenseExampleYear03	843
5 years	rr_ExpenseExampleYear05	1,200
10 years	rr_ExpenseExampleYear10	2,205
Putnam Equity Income Fund | Class R
Shareholder fees	rr_ShareholderFeesAbstract
Share class	rr_ShareholderFeesColumnName	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class R
Management fees	rr_ManagementFeesOverAssets	0.48%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.34%
Acquired fund operating expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.37%
Expense Example	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class R
1 year	rr_ExpenseExampleYear01	139
3 years	rr_ExpenseExampleYear03	434
5 years	rr_ExpenseExampleYear05	750
10 years	rr_ExpenseExampleYear10	1,646
Putnam Equity Income Fund | Class Y
Shareholder fees	rr_ShareholderFeesAbstract
Share class	rr_ShareholderFeesColumnName	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class Y
Management fees	rr_ManagementFeesOverAssets	0.48%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	0.34%
Acquired fund operating expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.87%
Expense Example	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class Y
1 year	rr_ExpenseExampleYear01	89
3 years	rr_ExpenseExampleYear03	278
5 years	rr_ExpenseExampleYear05	482
10 years	rr_ExpenseExampleYear10	1,073
Putnam Equity Income Fund | before taxes | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	before taxes
1 year	rr_AverageAnnualReturnYear01	(4.09%)
5 years	rr_AverageAnnualReturnYear05	(0.52%)
10 years	rr_AverageAnnualReturnYear10	4.28%
Putnam Equity Income Fund | before taxes | Class B
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class B
Label	rr_AverageAnnualReturnLabel	before taxes
1 year	rr_AverageAnnualReturnYear01	(3.95%)
5 years	rr_AverageAnnualReturnYear05	(0.43%)
10 years	rr_AverageAnnualReturnYear10	4.11%
Putnam Equity Income Fund | before taxes | Class C
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class C
Label	rr_AverageAnnualReturnLabel	before taxes
1 year	rr_AverageAnnualReturnYear01	(0.03%)
5 years	rr_AverageAnnualReturnYear05	(0.08%)
10 years	rr_AverageAnnualReturnYear10	4.11%
Putnam Equity Income Fund | before taxes | Class M
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class M
Label	rr_AverageAnnualReturnLabel	before taxes
1 year	rr_AverageAnnualReturnYear01	(2.27%)
5 years	rr_AverageAnnualReturnYear05	(0.54%)
10 years	rr_AverageAnnualReturnYear10	4.00%
Putnam Equity Income Fund | before taxes | Class R
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class R
Label	rr_AverageAnnualReturnLabel	before taxes
1 year	rr_AverageAnnualReturnYear01	1.48%
5 years	rr_AverageAnnualReturnYear05	0.41%
10 years	rr_AverageAnnualReturnYear10	4.63%
Putnam Equity Income Fund | before taxes | Class Y
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class Y
Label	rr_AverageAnnualReturnLabel	before taxes
1 year	rr_AverageAnnualReturnYear01	2.03%
5 years	rr_AverageAnnualReturnYear05	0.93%
10 years	rr_AverageAnnualReturnYear10	5.16%
Putnam Equity Income Fund | after taxes on distributions | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	after taxes on distributions
1 year	rr_AverageAnnualReturnYear01	(4.39%)
5 years	rr_AverageAnnualReturnYear05	(1.21%)
10 years	rr_AverageAnnualReturnYear10	3.47%
Putnam Equity Income Fund | after taxes on distributions and sale of fund shares | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	after taxes on distributions and sale of fund shares
1 year	rr_AverageAnnualReturnYear01	(2.28%)
5 years	rr_AverageAnnualReturnYear05	(0.60%)
10 years	rr_AverageAnnualReturnYear10	3.54%
Putnam Equity Income Fund | Russell 1000 Value Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000 Value Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(no deduction for fees, expenses, or taxes)
1 year	rr_AverageAnnualReturnYear01	0.39%
5 years	rr_AverageAnnualReturnYear05	(2.64%)
10 years	rr_AverageAnnualReturnYear10	3.89%

[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over six years.
[3]	This charge is eliminated after one year.